Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Total Reserves	£ 3,235	£ 3,361
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	3,383	3,927
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(139)	(298)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	388	(123)
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(373)	(121)
Other reserves and other shareholders equity [member]
Disclosure of reserves within equity [line items]
Total Reserves	£ (24)	£ (24)